Restatement and Correction of an Error - Schedule of Restated Cash Flow (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,828,715)	$ (1,458,260)	$ (9,051,334)	$ (6,478,923)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on forgiveness of loans payable			0	(438,180)
Depreciation and amortization	24,099	23,415	94,298	94,162
Amortization of debt discount	703	619,622	2,044,241	1,783,597
Amortization of ROU assets	35,811	40,711	148,258	147,962
Change in fair value of derivative liabilities	325,085	(337,497)	(1,259,287)	2,515,065
Stock-based compensation	180,509	185,421	636,368	246,799
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				9,918
Accounts payable	159,097	(768,539)	1,059,946	80,320
Accrued expenses and other liabilities	337,258	10,129	429,790	262,097
Lease liability	(31,413)	(34,268)	(124,840)	(115,132)
Accrued interest— related parties	0	17,753	52,471	72,000
Accrued interest -non related parties	262,598	181,410	1,004,378	643,486
Net cash used in operating activities	(475,959)	(1,597,658)	(3,428,707)	(1,176,829)
Cash flows from investing activities:
Purchase of property and equipment	0	(3,579)	(7,164)	(7,273)
Net cash used in investing activities				(7,273)
Cash Flows from Financing Activities:
Proceeds from convertible notes	0	2,612,514	2,745,974	906,839
Proceeds from PPP loan				217,460
Payment of offering costs			(20,332)	(166,342)
Proceeds from issuance of common stock				3,194
Proceeds from exercise of stock options			1,271	234,163
Net cash (used in) provided by financing activities	375,000	2,230,292	3,551,658	1,195,314
Net Change in Cash	(100,959)	629,055	115,787	11,212
Cash – beginning of period	128,149	12,362	12,362	1,150
Cash—end of period	27,190	641,417	128,149	12,362
Non-cash financing activity:
Accrued Series A preferred stock dividends	75,084	76,981	307,926	307,927
Initial recognition of derivative liabilities	$ 0	1,267,860	1,321,860	258,359
As Previously Reported [Member]
Cash Flows from Operating Activities:
Net income (loss)				(2,243,441)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on forgiveness of loans payable				(438,180)
Depreciation and amortization				103,656
Amortization of debt discount				53,686
Amortization of ROU assets				145,846
Stock-based compensation				246,799
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				9,918
Accounts payable				80,320
Accrued expenses and other liabilities				262,098
Lease liability				(113,016)
Accrued interest -non related parties				715,486
Net cash used in operating activities				(1,176,828)
Cash flows from investing activities:
Purchase of property and equipment				(7,273)
Net cash used in investing activities				(7,273)
Cash Flows from Financing Activities:
Proceeds from convertible notes				906,839
Proceeds from PPP loan				217,460
Payment of offering costs				(166,342)
Proceeds from exercise of stock options				237,356
Net cash (used in) provided by financing activities				1,195,313
Net Change in Cash				11,212
Cash – beginning of period		$ 12,362	$ 12,362	1,150
Cash—end of period				12,362
Non-cash financing activity:
Accrued Series A preferred stock dividends				307,927
Reclassifications [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of ROU assets				2,116
Changes in operating assets and liabilities:
Accrued expenses and other liabilities				(1)
Lease liability				(2,116)
Accrued interest— related parties				72,000
Accrued interest -non related parties				(72,000)
Net cash used in operating activities				(1)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock				3,194
Proceeds from exercise of stock options				(3,193)
Net cash (used in) provided by financing activities				1
Error Correction [Member]
Cash Flows from Operating Activities:
Net income (loss)				(4,235,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				(9,494)
Amortization of debt discount				1,729,911
Change in fair value of derivative liabilities				2,515,065
Changes in operating assets and liabilities:
Net cash used in operating activities				0
Non-cash financing activity:
Initial recognition of derivative liabilities				$ 258,359